Taxation (Details 3) - CHF (SFr)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Opening Balance	SFr (340,986)	SFr (178,809)
Recognized in Profit or Loss	193,837	(162,177)
Recognized in Equity
Closing Balance	(147,149)	(340,986)
Net Operating Loss [Member]
Statement Line Items [Line Items]
Opening Balance	305,206	217,720
Recognized in Profit or Loss	213,355	85,291
Recognized in Equity		2,195
Closing Balance	91,851	305,206
Intangible assets [Member]
Statement Line Items [Line Items]
Opening Balance	(627,540)	(349,052)
Recognized in Profit or Loss	414,696	(276,293)
Recognized in Equity		(2,195)
Closing Balance	(212,844)	(627,540)
Hercules Loan Facility [Member]
Statement Line Items [Line Items]
Opening Balance	(889)	(47,477)
Recognized in Profit or Loss	889	46,588
Recognized in Equity
Closing Balance		(889)
Derivative financial asset [Member]
Statement Line Items [Line Items]
Opening Balance	(17,763)
Recognized in Profit or Loss	(8,393)	(17,763)
Recognized in Equity
Closing Balance	SFr (26,156)	SFr (17,763)